Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share warrant reserve	Share option reserve	Accumulated other comprehensive income	Retained earnings.	Total
Balance at the beginning at Dec. 31, 2019	$ 237,509	$ 10,999	$ 3,010	$ 1,262	$ (11,074)	$ 241,706
Balance at the beginning (in shares) at Dec. 31, 2019	119,578,489
Total comprehensive income				3,064	23,719	26,783
Dividends declared (Note 9e)					(5,166)	(5,166)
Shares issued for the Newmont Portfolio (Note 4)	$ 59,826					59,826
Shares issued for the Newmont Portfolio (Note 4) ( in shares)	12,000,000
Shares issued for warrants exercised (Note 9b)	$ 19,922	(4,390)				15,532
Shares issued for warrants exercised (Note 9b) (in shares)	8,250,000
Shares issued for options exercised (Note 9c)	$ 1,238		(618)			620
Shares issued for options exercised (Note 9c) (in shares)	650,580
Share-based compensation	$ 35		1,653			1,688
Share-based compensation (in shares)	9,240
Balance at the end at Dec. 31, 2020	$ 318,530	6,609	4,045	4,326	7,479	$ 340,989
Balance at the end (in shares) at Dec. 31, 2020	140,488,309					8,250,000
Total comprehensive income				(4,052)	24,072	$ 20,020
Dividends declared (Note 9e)					(6,820)	(6,820)
Restricted share units settled in cash (Note 9d)			(142)			(142)
Shares issued for the Royalty Portfolio (Note 4)	$ 2,740					2,740
Shares issued for the Royalty Portfolio (Note 4) (in shares)	491,071
Shares issued for warrants exercised (Note 9b)	$ 13,555	(1,515)				12,040
Shares issued for warrants exercised (Note 9b) (in shares)	5,000,000
Shares issued for options exercised (Note 9c)	$ 1,971		(678)			1,293
Shares issued for options exercised (Note 9c) (in shares)	739,949
Share-based compensation	$ 5		1,689			1,694
Share-based compensation (in shares)	1,026
Balance at the end at Dec. 31, 2021	$ 336,801	$ 5,094	$ 4,914	$ 274	$ 24,731	$ 371,814
Balance at the end (in shares) at Dec. 31, 2021	146,720,355					5,000,000